Employees Benefit Expenses (Tables)	6 Months Ended
Jun. 30, 2026
Employees Benefit Expenses [Abstract]
Schedule of Employees Benefit Expenses
	Six months ended June 30, 2026	Six months ended June 30, 2025
	US$	US$
Wages and salaries	2,061,751	2,103,149
Defined contribution plans	109,963	111,328
Share-based compensation awards	710,509	390,380
Directors’ fees	3,185,378	3,501,030
Other short-term benefits	6,950	8,841
Total	6,074,551	6,114,728